Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000188490
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 28,066	$ 28,758	$ 27,167	$ 27,422	$ 26,853	$ 26,222	$ 25,912	$ 25,019	$ 23,841	$ 24,859	$ 24,089	$ 22,871	$ 22,497	$ 21,523	$ 19,724	$ 20,151	$ 21,164	$ 21,508	$ 20,842	$ 19,555	$ 19,476	$ 19,179	$ 18,503	$ 18,968	$ 17,849	$ 18,945	$ 17,945	$ 16,602	$ 18,289	$ 19,070	$ 17,462	$ 19,037	$ 19,003	$ 20,824	$ 20,082	$ 20,705	$ 21,840	$ 20,908	$ 21,058	$ 19,683	$ 20,646	$ 20,040	$ 19,578	$ 19,136	$ 19,006	$ 18,047	$ 17,293	$ 16,829	$ 17,004	$ 16,378	$ 14,763	$ 15,169	$ 15,771	$ 14,716	$ 13,931	$ 13,664	$ 13,044	$ 11,568	$ 13,208	$ 14,396	$ 14,404	$ 13,987	$ 13,500	$ 13,216	$ 12,975	$ 13,189	$ 13,001	$ 12,147	$ 12,974	$ 12,472	$ 12,235	$ 11,857	$ 10,978	$ 12,023	$ 11,786	$ 12,651	$ 12,582	$ 12,189	$ 11,754	$ 11,684	$ 11,412	$ 11,371	$ 11,669	$ 12,117	$ 11,462	$ 11,338	$ 11,004	$ 10,756	$ 10,540	$ 10,511	$ 10,298	$ 10,237	$ 10,098	$ 10,000
C000016413
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 33,418	34,244	32,353	32,656	31,980	31,230	30,862	29,799	28,398	29,612	28,695	27,247	26,802	25,641	23,501	24,009	25,217	25,628	24,835	23,302	23,210	22,857	22,052	22,607	21,275	22,582	21,389	19,791	21,802	22,734	20,818	22,696	22,657	24,830	23,946	24,690	26,044	24,935	25,113	23,475	24,625	23,903	23,353	22,826	22,673	21,529	20,630	20,077	20,288	19,542	17,616	18,100	18,820	17,561	16,625	16,307	15,568	13,806	15,765	17,184	17,195	16,698	16,116	15,778	15,491	15,746	15,523	14,504	15,492	14,893	14,612	14,160	13,111	14,359	14,076	15,112	15,029	14,560	14,042	13,959	13,634	13,586	13,943	14,479	13,697	13,549	13,150	12,854	12,597	12,562	12,310	12,238	12,070	11,953	$ 11,944	$ 11,491	$ 11,281	$ 11,066	$ 10,674	$ 10,874	$ 10,875	$ 10,863	$ 10,480	$ 10,456	$ 10,275	$ 10,237	$ 9,590	$ 9,606	$ 10,113	$ 10,278	$ 10,248	$ 9,454	$ 9,695	$ 10,318	$ 10,105	$ 10,305	$ 10,176	$ 10,084	$ 10,249	$ 9,695	$ 10,000
C000016414
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 3,358,482	3,441,286	3,250,961	3,281,471	3,213,393	3,137,888	3,100,769	2,993,957	2,852,897	2,974,722	2,882,676	2,736,900	2,692,155	2,575,507	2,360,361	2,411,417	2,532,642	2,573,755	2,494,072	2,340,035	2,330,498	2,295,013	2,214,110	2,269,868	2,135,853	2,267,128	2,147,268	1,986,665	2,188,460	2,281,927	2,089,656	2,277,929	2,274,005	2,491,915	2,403,117	2,477,569	2,613,392	2,501,972	2,519,829	2,355,217	2,470,600	2,398,091	2,342,846	2,289,807	2,274,303	2,159,516	2,069,306	2,013,753	2,034,810	1,959,915	1,766,652	1,815,195	1,887,273	1,760,946	1,667,064	1,635,089	1,560,846	1,384,203	1,580,500	1,722,687	1,723,644	1,673,769	1,615,371	1,581,503	1,552,720	1,578,168	1,555,792	1,453,572	1,552,521	1,492,404	1,464,072	1,418,795	1,313,654	1,438,713	1,410,293	1,513,908	1,505,638	1,458,553	1,406,615	1,398,280	1,365,675	1,360,688	1,396,451	1,450,053	1,371,731	1,356,865	1,316,850	1,287,116	1,261,332	1,257,790	1,232,609	1,225,234	1,208,447	1,196,627	1,195,696	1,150,324	1,129,197	1,107,646	1,068,346	1,088,315	1,088,463	1,087,192	1,048,842	1,046,346	1,028,153	1,024,378	959,564	961,106	1,011,797	1,028,208	1,025,207	945,708	969,853	1,032,116	1,010,743	1,030,779	1,017,832	1,008,584	1,024,953	969,576	1,000,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	28,485	29,180	27,562	27,814	27,233	26,588	26,268	25,358	24,160	25,189	24,404	23,167	22,784	21,794	19,970	20,399	21,420	21,767	21,089	19,782	19,697	19,394	18,707	19,175	18,041	19,144	18,131	16,773	18,475	19,260	17,634	19,221	19,185	21,018	20,266	20,891	22,031	21,086	21,234	19,843	20,811	20,197	19,728	19,278	19,145	18,175	17,412	16,945	17,118	16,484	14,858	15,264	15,866	14,802	14,012	13,739	13,114	11,624	13,262	14,452	14,458	14,034	13,543	13,255	13,012	13,221	13,034	12,176	13,002	12,496	12,258	11,877	10,996	12,087	11,846	12,715	12,643	12,244	11,804	11,732	11,456	11,412	11,710	12,158	11,500	11,373	11,035	10,783	10,565	10,533	10,321	10,257	10,114	10,012
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	34,254	35,091	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,171	22,217	23,161	21,206	23,114	23,072	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,027	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,109	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,040	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	$ 3,425,401	$ 3,509,050	$ 3,314,486	$ 3,344,819	$ 3,274,877	$ 3,197,321	$ 3,158,870	$ 3,049,449	$ 2,905,386	$ 3,029,109	$ 2,934,687	$ 2,785,931	$ 2,739,889	$ 2,620,823	$ 2,401,505	$ 2,453,085	$ 2,575,898	$ 2,617,574	$ 2,536,102	$ 2,378,915	$ 2,368,619	$ 2,332,217	$ 2,249,624	$ 2,305,885	$ 2,169,563	$ 2,302,203	$ 2,180,356	$ 2,017,053	$ 2,221,665	$ 2,316,121	$ 2,120,593	$ 2,311,383	$ 2,307,150	$ 2,527,558	$ 2,437,071	$ 2,512,293	$ 2,649,391	$ 2,535,749	$ 2,553,442	$ 2,386,257	$ 2,502,655	$ 2,428,806	$ 2,372,449	$ 2,318,328	$ 2,302,248	$ 2,185,605	$ 2,093,901	$ 2,037,711	$ 2,058,493	$ 1,982,278	$ 1,786,699	$ 1,835,512	$ 1,908,010	$ 1,780,058	$ 1,685,046	$ 1,652,189	$ 1,577,076	$ 1,397,877	$ 1,594,863	$ 1,737,928	$ 1,738,610	$ 1,687,673	$ 1,628,558	$ 1,594,032	$ 1,564,755	$ 1,589,940	$ 1,567,413	$ 1,464,220	$ 1,563,583	$ 1,502,738	$ 1,474,094	$ 1,428,236	$ 1,322,274	$ 1,453,513	$ 1,424,484	$ 1,528,991	$ 1,520,337	$ 1,472,360	$ 1,419,534	$ 1,410,850	$ 1,377,673	$ 1,372,407	$ 1,408,194	$ 1,462,082	$ 1,382,905	$ 1,367,698	$ 1,326,999	$ 1,296,739	$ 1,270,530	$ 1,266,653	$ 1,241,132	$ 1,233,433	$ 1,216,316	$ 1,203,952	$ 1,202,549	$ 1,156,624	$ 1,135,095	$ 1,113,093	$ 1,073,342	$ 1,093,285	$ 1,093,078	$ 1,091,545	$ 1,052,732	$ 1,050,011	$ 1,031,487	$ 1,027,504	$ 962,228	$ 963,528	$ 1,013,839	$ 1,030,085	$ 1,027,031	$ 947,136	$ 971,166	$ 1,033,522	$ 1,012,313	$ 1,032,296	$ 1,019,190	$ 1,009,506	$ 1,025,727	$ 969,981	$ 1,000,000